RELATED PARTY TRANSACTIONS - Founder Shares (Details)			6 Months Ended
	Jan. 08, 2020 shares	Jan. 01, 2020 USD ($) D $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 shares	Sep. 30, 2020 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000
Shares subject to forfeiture				281,250
Common shares, shares issued			2,156,250	2,458,674
Common shares, shares outstanding			2,156,250	2,458,674
Founder shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Common shares, shares issued	2,002,260			2,002,260
Common shares, shares outstanding	2,002,260			2,002,260
Founder shares | Sponsor
Related Party Transaction [Line Items]
Number of shares issued		2,156,250
Aggregate purchase price | $		$ 25,000
Aggregate number of shares owned					215,625
Shares subject to forfeiture	153,990
Number of shares not subject to forfeiture	127,260
Maximum shares subject to forfeiture (in shares)		153,990
First Fifty Percent Of Shares | Founder shares
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination		6 months
Threshold Period For Not To Transfer Assign Or Sell Any Shares Or Warrants Based On Date Of Consummation Of Business Combination Or Closing Price Of Shares Exceed Threshold Stock Price		50.00%
Remaining Fifty Percent Of Shares | Founder shares
Related Party Transaction [Line Items]
Percentage of shares or warrants agreed not be transferred, assigned, sold or released from escrow		50.00%